SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total cost	$ 134,351	$ 94,323
Accumulated depreciation	(87,801)	(66,716)
Property and equipment, net	46,550	27,607
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	124,834	84,806
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 9,517	$ 9,517